Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Kayne Anderson NextGen Energy & Infrastructure, Inc.

811 Main Street, 14th floor

Houston, Texas 77002

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22467

(1)	Title of the class of securities of Kayne Anderson NextGen Energy & Infrastructure, Inc. (the “Fund”) to be redeemed:

Series C Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP 48661C 4*6) (the “Series C Shares”).

(2)	Date on which the securities are to be called or redeemed:

The date fixed for redemption of the Series C Shares is October 28, 2020.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series C Shares are to be redeemed pursuant to Section 3 of the Fund’s Articles Supplementary for the Series C Mandatory Redeemable Preferred Shares, filed with the State Department of Assessments and Taxation of the State of Maryland on April 29, 2014.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem 498,301of the outstanding Series C Shares, representing an aggregate liquidation preference amount of $12,457,525, at a total redemption price of $12,569,442.02 and a redemption price per share of $25.2245972. The redemption price per share is equal to $25.00, plus accumulated but unpaid dividends of $0.2245972, calculated using the rate of 6.06% accrued for the period beginning on and including September 1, 2020 through October 16, 2020 and 4.06% for the period beginning on and including October 17, 2020 (whether or not earned or declared by the Fund, but excluding interest thereon) to, but not including, the redemption date.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of October, 2020.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.

By: /s/ Terry A. Hart Name: Terry A. Hart Title: Chief Financial Officer